As filed with the Securities and Exchange Commission on November 30 , 2005

Securities Act File No. 333-103022
Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 22	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 23 (Check appropriate box or boxes)	[X]

JPMORGAN TRUST I
(Exact Name of Registrant Specified in Charter)

522 Fifth Avenue
New York, New York, 10036
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Stephen M. Benham, Esq.
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
(Name and Address of Agent for Service)

With copies to: Elizabeth A. Davin, Esq. JPMorgan Chase and Co. 1111 Polaris Parkway Columbus, OH 43271-0152	With copies to:	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)	[ X ]	on December 13, 2005 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A: Information Required in a Prospectus

The Registrant’s prospectuses for the JPMorgan Prime Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (the “Money Market Funds”) are hereby incorporated by reference to Part A of Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (“PEA No. 16”), as filed with the Securities and Exchange Commission on September 30, 2005 (Accession Number: 0001145443-002330).

Part B: Information Required in a Statement of Additional Information

The Registrant’s Statement of Additional Information for the Money Market Funds is hereby incorporated by reference to Part B of PEA No. 16, as filed with the Securities and Exchange Commission on September 30, 2005 (Accession Number: 0001145443-002330).

Part C: Other Information

The Registrant’s Part C is hereby incorporated by reference to Part C of PEA No. 16, as filed with the Securities and Exchange Commission on September 30, 2005 (Accession Number: 0001145443-002330).

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I certifies that it meets all the requirements for effectiveness of this post-effective amendment to the Trust’s registration statement under Rule 485(b) under the Securities Act and, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30 th day of November, 2005.

JPMORGAN TRUST I

By: GEORGE C.W. GATCH* George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 30 , 2005.

FERGUS REID, III* Fergus Reid, III Trustee and Chairman	MARILYN MCCOY* Marilyn McCoy Trustee

WILLIAM J. ARMSTRONG* William J. Armstrong Trustee	WILLIAM G. MORTON* William G. Morton Trustee

ROLAND R. EPPLEY, JR.* Roland R. Eppley, Jr. Trustee	ROBERT A. ODEN, JR.* Robert A. Oden, Jr. Trustee

JOHN F. FINN* John F. Finn Trustee	FREDERICK W. RUEBECK* Frederick W. Ruebeck. Trustee

MATTHEW GOLDSTEIN* Matthew Goldstein Trustee	JAMES J. SCHONBACHLER* James J. Schonbachler Trustee

ROBERT J. HIGGINS* Robert J. Higgins Trustee	LEONARD M. SPALDING, JR* Leonard M. Spalding, Jr. Trustee

PETER C. MARSHALL* Peter C. Marshall Trustee

By STEPHANIE J. DORSEY* Stephanie J. Dorsey Treasurer	By GEORGE C. W. GATCH* George C. W. Gatch President

*By /s/ ELIZABETH A. DAVIN Elizabeth A. Davin Attorney-in-fact

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Exhibits

(99)(a)	Powers of Attorney for the Trustees.

(99)(b)	Power of Attorney for Stephanie J. Dorsey.

(99)(c)	Power of Attorney for George Gatch.